Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statements of Operations (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$ 561,350	$ 12,417,450		$ 4,903,765	$ 24,862,710	$ (8,182,500)		$ 16,680,210		$ 21,583,975	$ (28,250,727)	$ 12,275,217
Loss on issuance of Common Stock and Warrants				(10,406,946)		(20,590,717)		(20,590,717)		(30,997,663)		(31,033,622)
Interest income				1,573	171	311		482		2,055		13,806
Interest expense	(147,233)	(106,422)		(22,910)	(19,184)	(3,739)		(22,923)		(45,833)	(108,971)	(366,963)
Other income (expense)	(70,683)			(372)	4,038	(1)		4,037		3,665	257,510	(5,934)
Total other income (expense)	343,625	12,327,299		(5,524,890)	24,847,735	(28,776,646)		(3,928,911)		(9,453,801)	(28,083,094)	(19,117,496)
Net income (loss) before income tax provision				(9,717,896)	21,914,426	(32,535,982)		(10,621,556)		(20,339,452)		(32,417,033)
Income tax provision
Net Income (loss)	$ (1,430,668)	$ 9,194,630		$ (9,717,896)	$ 21,914,426	$ (32,535,982)		$ (10,621,556)		$ (20,339,452)	$ (41,004,000)	$ (32,417,033)
Weighted average number of shares of common stock outstanding, basic (in Shares)	7,786,342	3,001,784		2,204,472	1,838,527	1,588,807		1,713,667		1,878,463	3,946,294	2,051,708
Weighted average shares outstanding, diluted (in Shares)	7,786,342	3,048,833		2,204,472	1,973,381	1,588,807					3,946,294	2,051,708
Basic net income (loss) per share of common stock (in Dollars per share)	$ (0.18)	$ 3.06		$ (4.41)	$ 11.92	$ (20.48)		$ (6.2)		$ (10.83)	$ (10.39)	$ (15.8)
Diluted net loss per share and diluted (in Dollars per share) (in Dollars per share)	$ (0.18)	$ (0.3)		$ (4.41)	$ 5.01	$ (20.48)	$ (0.53)		$ (1.12)		$ (10.39)	$ (15.8)
Diluted net income (loss)					$ 9,884,476
Weighted average number of shares of common stock outstanding, diluted (in Shares)	7,786,342	3,048,833		2,204,472	1,973,381	1,588,807					3,946,294	2,051,708
Diluted net income (loss) per share of common stock (in Dollars per share)	$ (0.18)	$ (0.3)		$ (4.41)	$ 5.01	$ (20.48)	(0.53)		(1.12)		$ (10.39)	$ (15.8)
As Reported [Member]
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities				$ 7,232,835	$ 24,966,700	$ (8,182,500)		$ 16,784,200		$ 24,017,035		$ 18,011,100
Loss on issuance of Common Stock and Warrants			$ 30,281,475	(9,654,799)		(17,820,998)		(17,820,998)		(27,475,797)		(30,281,475)
Interest income				1,573	171	311		482		2,055		13,806
Interest expense				(22,910)	(19,184)	(3,739)		(22,923)		(45,833)		(366,963)
Other income (expense)				(372)	4,038	(1)		4,037		3,665		(5,934)
Total other income (expense)				(2,443,673)	24,951,725	(26,006,927)		(1,055,202)		(3,498,875)	$ 28,250,727	(12,629,466)
Net income (loss) before income tax provision				(6,636,679)	22,018,416	(29,766,263)		(7,747,847)		(14,384,526)		(25,929,003)
Income tax provision
Net Income (loss)				$ (6,636,679)	$ 22,018,416	$ (29,766,263)		$ (7,747,847)		$ (14,384,526)	$ (41,004,000)	$ (25,929,003)
Weighted average number of shares of common stock outstanding, basic (in Shares)				1,989,183	1,738,272	1,563,968		1,651,120		1,764,630		1,993,662
Weighted average shares outstanding, diluted (in Shares)				1,989,183	1,923,190	1,563,968						1,993,662
Basic net income (loss) per share of common stock (in Dollars per share)				$ (3.34)	$ 12.67	$ (19.03)		$ (4.69)		$ (8.15)		$ (13.01)
Diluted net loss per share and diluted (in Dollars per share) (in Dollars per share)	3.04	3.04		$ (3.34)	$ 11.45	$ (19.03)	1.33		0.6			$ (13.01)
Diluted net income (loss)					$ 22,018,416
Weighted average number of shares of common stock outstanding, diluted (in Shares)				1,989,183	1,923,190	1,563,968						1,993,662
Diluted net income (loss) per share of common stock (in Dollars per share)	$ 3.04	$ 3.04		$ (3.34)	$ 11.45	$ (19.03)	$ 1.33		$ 0.6			$ (13.01)
Revision of Prior Period, Adjustment [Member]
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities				$ (2,329,070)	$ (103,990)			$ (103,990)		$ (2,433,060)		$ (5,735,883)
Loss on issuance of Common Stock and Warrants			$ 752,147	(752,147)		(2,769,719)		(2,769,719)		(3,521,866)		(752,147)
Interest income
Interest expense
Other income (expense)
Total other income (expense)				(3,081,217)	(103,990)	(2,769,719)		(2,873,709)		(5,954,926)		(6,488,030)
Net income (loss) before income tax provision				(3,081,217)	(103,990)	(2,769,719)		(2,873,709)		(5,954,926)		(6,488,030)
Income tax provision
Net Income (loss)				$ (3,081,217)	$ (103,990)	$ (2,769,719)		$ (2,873,709)		$ (5,954,926)		$ (6,488,030)
Weighted average number of shares of common stock outstanding, basic (in Shares)				215,289	100,255	24,839		62,547		113,833		58,046
Weighted average shares outstanding, diluted (in Shares)				215,289	50,191	24,839						58,046
Basic net income (loss) per share of common stock (in Dollars per share)
Diluted net loss per share and diluted (in Dollars per share) (in Dollars per share)
Diluted net income (loss)					$ (12,029,950)
Weighted average number of shares of common stock outstanding, diluted (in Shares)				215,289	50,191	24,839						58,046
Diluted net income (loss) per share of common stock (in Dollars per share)